Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of share-based compensation expenses

	Year ended December 31,
	2020	2021	2022

	(in thousands)

Cost of revenues	$87	682	481
Research and development	4,467	17,662	15,345
General and administrative	368	2,367	2,193
Sales and marketing	603	3,163	2,612
Total compensation	$5,525	23,874	20,631
Income tax benefit	$1,176	4,896	4,201

Schedule of RSUs activity under the long-term incentive plan

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2020	18,493	$7.34
Granted	1,402,714	3.44
Vested	(1,392,355)	3.47
Forfeited	(5,963)	6.57
Balance at December 31, 2020	22,889	3.88
Granted	2,604,545	10.39
Vested	(2,237,499)	10.37
Forfeited	(3,415)	4.38
Balance at December 31, 2021	386,520	10.17
Granted	3,987,509	5.09
Vested	(3,563,177)	5.25
Forfeited	(18,643)	10.15
Balance at December 31, 2022	792,209	6.71

Schedule of allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan

	Year ended December 31,
	2020	2021	2022

	(in thousands)

Cost of revenues	$70	676	472
Research and development	3,924	17,592	15,097
General and administrative	319	2,343	1,934
Sales and marketing	520	3,149	2,497
Total compensation	$4,833	23,760	20,000
Income tax benefit	$1,044	4,896	4,201

Schedule of valuation assumptions

2019 plan
Valuation assumptions:
Expected dividend yield	3.5%
Expected volatility	51.96%-57.79%
Expected term (years)	1-1.5
Risk-free interest rate	1.69%-1.75%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of Units	price	term

Balance at January 1, 2020	2,226,690	$2.27	1.5
Granted	163,500	3.05	0.88
Exercised	(1,574,869)	2.32
Forfeited	(236,853)	2.30
Balance at December 31, 2020	578,468	2.36	0.54
Exercised	(524,387)	2.37
Expired	(54,081)	2.27
Balance at December 31, 2021	-	-	-
Exercisable at December 31, 2021	-	-	-

(b)	Employee stock options
(i)	On March 19, 2021, board of directors of CM Visual Technology Corp. approved a plan to grant stock options, the 2021 plan, to certain employees. This plan authorizes grants to purchase up to 3,000,000 shares of CM Visual Technology Corp.’ authorized but unissued ordinary shares. The exercise price was NT$10 (US$0.36).

CM Visual Technology Corp
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2021 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	43.82%
Expected term (years)	3.125
Risk-free interest rate	0.223%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	-	$-
Granted	2,791,000	0.36
Exercised	-	-
Forfeited	(120,000)	0.36
Balance at December 31, 2021	2,671,000	0.36	3.5
Forfeited	(380,000)	0.36
Balance at December 31, 2022	2,291,000	0.36	2.5
Exercisable at December 31, 2022	-	-	-

Liqxtal Technology Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2021 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	30.06%
Expected term (years)	1.25
Risk-free interest rate	0.107%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	-	$-
Granted	1,000,000	0.65
Exercised	-	-
Forfeited	(90,000)	0.65
Balance at December 31, 2021	910,000	0.65	1.0
Exercised	(840,000)	0.65
Forfeited	(70,000)	0.65
Balance at December 31, 2022	-	-	-
Exercisable at December 31, 2022	-	-	-

Emza
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2022 Option Plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	54.05%
Expected term (years)	6.11
Risk-free interest rate	0.65%

Schedule of stock option activity

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2022	—	$—
Granted	150,940	20.49	6.11
Exercised	—	—
Forfeited	(1,797)	20.49
Cancelled	(149,143)	20.49
Balance at December 31, 2022	—	—	—
Exercisable at December 31, 2022	—	—	—